Average Annual Total Returns - First Trust Long Duration Opportunities ETF	First Trust Long Duration Opportunities ETF 1 Year	First Trust Long Duration Opportunities ETF Since Inception	First Trust Long Duration Opportunities ETF Inception Date	First Trust Long Duration Opportunities ETF After tax on distributions 1 Year	First Trust Long Duration Opportunities ETF After tax on distributions Since Inception	First Trust Long Duration Opportunities ETF After tax on distributions and sale of fund shares 1 Year	First Trust Long Duration Opportunities ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA 5+ Year US Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 5+ Year US Treasury Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.88%	11.64%	Jan. 22, 2019	9.21%	10.07%	6.43%	8.28%	13.15%	12.39%